Accumulated other comprehensive income (loss) (Tables)	6 Months Ended
Jun. 30, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges		Pension and post-employment actuarial changes	Total
Balance, January 1, 2019	$(74,189)	$64,333		$(9,529)	$(19,385)
Adoption of ASU 2017-12 on hedging	—	186		—	186
Other comprehensive income (loss)	7,795	19,177		(7,999)	18,973
Amounts reclassified from AOCI to the unaudited interim consolidated statement of operations	—	(8,597)		1,490	(7,107)
Net current period OCI	$7,795	$10,580		$(6,509)	$11,866
OCI attributable to the non-controlling interests	(2,428)	—		—	(2,428)
Net current period OCI attributable to shareholders of APUC	$5,367	$10,580		$(6,509)	$9,438
Balance, December 31, 2019	$(68,822)	$75,099		$(16,038)	$(9,761)
Other comprehensive loss	(28,057)	(12,890)		—	(40,947)
Amounts reclassified from AOCI to the unaudited interim consolidated statement of operations	—	(7,411)	—	(21)	(7,432)
Net current period OCI	$(28,057)	$(20,301)		$(21)	$(48,379)
OCI attributable to the non-controlling interests	4,114	—		—	4,114
Net current period OCI attributable to shareholders of APUC	$(23,943)	$(20,301)		$(21)	$(44,265)
Balance, June 30, 2020	$(92,765)	$54,798		$(16,059)	$(54,026)